RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Right of Use [Line Items]
Carrying amounts of right-of-use assets	¥ 0	¥ 32,619	¥ 32,619	¥ 17,266
Depreciation charge of right-of-use assets	12,187	0	0
Interest expense	315	0	0
Total cash outflow in financing activities for leases	13,902	¥ 0	¥ 0
Right-of-use assets [member]
Right of Use [Line Items]
Carrying amounts of right-of-use assets	5,078			¥ 17,266
Depreciation charge of right-of-use assets	12,187
Interest expense	¥ 315